UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York             August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:   $517,157
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                          Name
---------------------                         -----

(1)  28-10548                                 SLS Offshore Fund, Ltd.


                                                           FORM 13F INFORMATION TABLE
                                                              SLS MANAGEMENT, LLC
                                                                 June 30, 2008

COLUMN 1                   COLUMN  2       COLUMN 3    COLUMN 4    COLUMN 5              COLUMN 6       COLUMN 7       COLUMN 8

                           TITLE                       VALUE     SHRS OR SH/ PUT/ INVESTMENT DISCRETION OTHER   VOTING AUTHORITY
NAME OF ISSUER             OF CLASS         CUSIP      (X$1000)  PRN AMT PRN CALL  SOLE      SHARED     MGRS  SOLE     SHARED   NONE


BARNES & NOBLE INC         COM              067774109  20,251    815,277 SH       618,435    196,842   (1)    618,435   196,842
BORDERS GROUP INC          COM              099709107   8,672  1,445,300 SH     1,095,700    349,600   (1)  1,095,700   349,600
BURGER KING HLDGS INC      COM              121208201  38,116  1,422,777 SH     1,080,947    341,830   (1)  1,080,947   341,830
COACH INC                  COM              189754104   5,193    179,800 SH       136,997     42,803   (1)    136,997    42,803
E M C CORP MASS            COM              268648102  29,244  1,990,740 SH     1,514,372    476,368   (1)  1,514,372   476,368
FLEETWOOD ENTERPRISES INC  COM              339099103  18,673  7,127,034 SH     4,956,107  2,170,927   (1)  4,956,107 2,170,927
FORD MTR CO DEL            COM PAR $0.01    345370860  49,184 10,225,442 SH     5,387,905  4,837,537   (1)  5,387,905 4,837,537
GAP INC DEL                COM              364760108  16,582    994,700 SH       577,844    416,856   (1)    577,844   416,856
HEALTH MGMT ASSOC INC NEW  CL A             421933102  23,132  3,553,307 SH     2,697,071    856,236   (1)  2,697,071   856,236
HERBALIFE LTD              COM USD SHS      G4412G101  16,699    430,947 SH       258,060    172,887   (1)    258,060   172,887
HEWITT ASSOCS INC          COM              42822Q100  39,422  1,028,488 SH       698,421    330,067   (1)    698,421   330,067
LAWSON SOFTWARE INC NEW    COM              52078P102  20,931  2,879,110 SH     1,899,631    979,479   (1)  1,899,631   979,479
LEAP WIRELESS INTL INC     COM NEW          521863308  20,418    472,962 SH       358,975    113,987   (1)    358,975   113,987
MACYS INC                  COM              55616P104  11,195    576,472 SH       437,932    138,540   (1)    437,932   138,540
NCR CORP NEW               COM              62886E108  42,345  1,680,343 SH     1,094,778    585,565   (1)  1,094,778   585,565
PACKAGING CORP AMER        COM              695156109   6,646    308,985 SH       235,457     73,528   (1)    235,457    73,528
SAFEWAY INC                COM NEW          786514208  17,938    628,300 SH       477,538    150,762   (1)    477,538   150,762
SEARS HLDGS CORP           COM              812350106  16,426    223,000 SH       170,000     53,000   (1)    170,000    53,000
TEMPLE INLAND INC          COM              879868107   5,911    524,523 SH       399,848    124,675   (1)    399,848   124,675
TRANSOCEAN INC NEW         SHS              G90073100  22,544    147,938 SH       112,593     35,345   (1)    112,593    35,345
WAL MART STORES INC        COM              931142103  24,537    436,600 SH       331,682    104,918   (1)    331,682   104,918
WILLIAMS COS INC DEL       COM              969457100  40,940  1,015,634 SH       612,015    403,619   (1)    612,015   403,619
FORD MTR CO DEL            NOTE 4.250%12/1  345370CF5  22,158 30,831,000 PRN   28,575,000  2,256,000   (1) 28,575,000 2,256,000

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